Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Deferred revenue	$ 15,214	$ 18,470
Employee compensation and benefits	101,400	90,445
Intangible assets and computer software	59,977	64,719
Tax credits, net capital and operating loss carryforwards	142,260	110,764
Lease liabilities	41,777	44,443
Other	73,737	48,171
Total deferred tax assets	434,365	377,012
Valuation allowances	(66,165)	(56,868)
Total deferred tax assets, net	368,200	320,144
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(48,943)	(57,566)
Intangible assets and computer software	(115,092)	(109,419)
Lease assets	(35,607)	(38,454)
Other	(48,718)	(73,166)
Total deferred tax liabilities	(248,360)	(278,605)
Net deferred tax assets (liabilities)	$ 119,840	$ 41,539